UAM FUNDS
                                              FUNDS FOR THE INFORMED INVESTORSM

Analytic Funds
Semi-Annual Report                                        June 30, 1999

                                        Analytic Defensive Equity Fund
                                        Analytic Enhanced Equity Fund
                                        Analytic Master Fixed Income Fund
                                        Analytic Short-Term Government Fund

[UAM Logo Omitted]

UAM FUNDS                                                         ANALYTIC FUNDS
                                                                   June 30, 1999
--------------------------------------------------------------------------------
                         TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders Letter ....................................................       1
Portfolios of Investments ..............................................       4
Statements of Assets and Liabilities ...................................      19
Statements of Operations ...............................................      20
Statements of Changes in Net Assets ....................................      22
Financial Highlights ...................................................      24
Notes to Financial Statements ..........................................      28

UAM FUNDS                                                         ANALYTIC FUNDS
--------------------------------------------------------------------------------
JUNE 30, 1999

DEAR FELLOW SHAREHOLDERS:

We are pleased to send you The UAM Analytic Funds Semi-Annual report for the six-month period ended June 30, 1999. We appreciate your loyalty and continuing support.

UAM ANALYTIC FUNDS PERFORMANCE

Our two equity mutual funds continued to perform well in the first half of 1999. The Defensive Equity Fund was up 12.49% for the second quarter, far surpassing the S&P 500 Index's return of 7.05% and the 9.20% return for the Lipper Equity Income Funds Average. These strong returns bring the year-to-date return for the Fund up to 17.08%, again easily beating the S&P 500's 12.38% return and the Lipper Equity Income Funds Average return of 9.0%.

The Enhanced Equity Fund was nearly as impressive, earning 12.07% for the second quarter. This also surpassed the S&P 500 Index's return of 7.05% and the 7.10% return for the Lipper Growth Funds Average. These strong returns bring the year-to-date return for this Fund up to 15.87%, again easily beating the S&P 500's 12.38% return and the Lipper Growth Funds Average return of 11.6%.

We believe that the primary reason for the strong performance has been the resurgence of valuation measures as a determining factor in security prices.
In all three months of the second quarter, measures such as cash flow-to-price and sales-to-price had great predictive ability in differentiating high performing stocks from low performing stocks, while measures such as a stock's price momentum fell out of favor. Since our process currently relies heavily on these valuation measures and less on the momentum characteristics, we benefited tremendously from this shift.

We are pleased that both equity funds continue to garner widespread recognition in the media, including positive articles and high rankings in the Wall Street Journal, the Boston Globe and Kiplinger, as well as recognition on popular investment websites such as FOX Market Wire and Microsoft Investor, to name a few.

Our fixed income funds remain competitive despite continued increases in interest rates. The Master Fixed Income Fund returned -0.92% for the second quarter, surpassing the Lehman Government/Corporate Bond Index ("Lehman Index") return of -1.02%. Year-to-date, the Master Fixed Income Fund returned
-2.21% vs. -2.27% for the Lehman Index.

The performance of the Master Fixed Income Fund can be attributed to two factors. First, we believe that corporate bonds will outperform all other bond sectors over a full market cycle, as they have done historically. To this end, we have struc-

UAM FUNDS                                                         ANALYTIC FUNDS
--------------------------------------------------------------------------------
tured the Fund to have greater exposure to corporate bonds. Second, through Analytic's proprietary security selection and optimization process, we believe we can find and purchase more attractively valued fixed income securities relative to the market in general.

The Short-Term Government Fund returned -0.17% for the second quarter, underperforming the Merrill Lynch 1-3 Year Treasury Index return of 0.57%. Year-to-date the results were mixed, with the Short-Term Government Fund returning 0.85% vs. 1.18% for the Merrill Lynch 1-3 Year Treasury Index.

The performance of the Short-Term Government Fund can be attributed to the recent volatility of interest rates. Analytic's investment process involves forecasting changes in the shape of the yield curve. Over the most recent periods, these forecasts did not fully anticipate the impact of the Federal Reserve Board action to increase interest rates during the second quarter of 1999. Despite this short-term deviation, we feel that our process has added value since its inception and we are confident in our ability to do so going forward.

We are excited about the potential for growth in the Funds and we thank you for your continued interest and support in the UAM Analytic Funds.



Sincerely,

      /s/ Signature omitted                   /s/ Signature omitted


      Harindra de Silva, Ph.D, CFA             Greg McMurran
      President/Co-Portfolio Manager           Chief Investment Officer



/s/  Signature omitted    /s/ Signature omitted        /s/ Signature omitted


Bob Bannon, CFA               Dennis Bein, CFA             Scott Barker
Portfolio Manager             Portfolio Manager            Portfolio Manager


     The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
      Portfolio's performance assumes the reinvestment of all dividends and distributions. There are no assurances that a Portfolio will meet its stated
           objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.

UAM FUNDS                                                         ANALYTIC FUNDS
--------------------------------------------------------------------------------
                      DEFINITION OF THE COMPARATIVE INDICES

LEHMAN GOVERNMENT/CORPORATE BOND INDEX is an unmanaged fixed income market value-weighted index that combines the LEHMAN GOVERNMENT BOND INDEX (an unmanaged treasury bond index including all public obligations of the U.S. Treasury, U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government, excluding flower bonds and foreign-targeted issues) and LEHMAN CORPORATE BOND INDEX (an unmanaged index of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate
debt.).   All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

LIPPER EQUITY INCOME FUND AVERAGE is an equally-weighted benchmark composed of mutual funds, each of which limits its investments to companies that generally pay regular dividends.

LIPPER GROWTH FUNDS AVERAGE is an equally-weighted benchmark composed of mutual funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index composed of U.S. treasuries with an outstanding par of at least $25 million, a fixed rate coupon greater than 4 1/4, and a maturity ranging between one and three years.

S&P 500 INDEX is an unmanaged index composed of 400 industrial, 40 financial, 40 utility and 20 transportation stocks.

  The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 94.0%
                                                                   MARKET
                                                 SHARES            VALUE
                                               ----------        ----------
AIRLINES -- 0.6%
   Delta Air Lines ........................     7,490            $  431,611
                                                                 ----------
ALCOHOL -- 0.3%
   Anheuser Busch .........................     2,675               189,758
                                                                 ----------
BANKS -- 5.3%
   Citigroup ..............................    38,841             1,844,947
   J.P. Morgan ............................     1,284               180,402
   Wells Fargo ............................    35,524             1,518,651
                                                                 ----------
                                                                  3,544,000
                                                                 ----------
CHEMICALS -- 3.2%
   Dow ....................................     9,202             1,167,504
   Monsanto ...............................    24,182               953,678
                                                                 ----------
                                                                  2,121,182
                                                                 ----------
CLOTHING -- 1.0%
   Limited ................................    14,980               679,717
                                                                 ----------
COMMUNICATIONS/TELEPHONE -- 7.8%
   Bell Atlantic ..........................    21,079             1,378,040
   BellSouth ..............................    21,186               993,094
   GTE ....................................    15,836             1,199,577
   MCI WorldCom* ..........................       749                64,461
   SBC Communications .....................    12,412               719,896
   US West ................................    14,980               880,075
                                                                 ----------
                                                                  5,235,143
                                                                 ----------
COMPUTER HARDWARE -- 5.4%
   Cisco Systems* .........................    11,770               758,429
   Dell Computer* .........................    29,853             1,104,561
   EMC* ...................................     3,103               170,665
   Gateway* ...............................     9,416               555,544
   International Business  Machines .......     3,317               428,722
   Sun Microsystems* ......................     8,132               560,091
                                                                 ----------
                                                                  3,578,012
                                                                 ----------
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       Defensive Equity Fund
                                                       June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
                                                              MARKET
                                               SHARES         VALUE
                                             ---------      ----------
COMPUTER SOFTWARE -- 6.9%
   Computer Associates International ......    15,515       $  853,325
   Compuware* .............................    18,511          588,881
   Microsoft* .............................    23,112        2,084,413
   Oracle Systems* ........................    29,104        1,080,486
                                                            ----------
                                                             4,607,105
                                                            ----------
DEFENSE AND AEROSPACE -- 0.8%
   General Dynamics .......................     6,206          425,111
   TRW ....................................     1,712           93,946
                                                            ----------
                                                               519,057
                                                            ----------
DEPARTMENT STORES -- 2.8%
   Kmart* .................................    37,129          610,308
   Wal-Mart Stores ........................    25,894        1,249,385
                                                            ----------
                                                             1,859,693
                                                            ----------
ELECTRIC UTILITIES -- 2.9%
   Edison International ...................    35,203          941,680
   Pacific Gas & Electric .................    29,746          966,745
                                                            ----------
                                                             1,908,425
                                                            ----------
ELECTRICAL EQUIPMENT -- 2.7%
   KLA-Tencor* ............................     8,988          583,096
   Lucent Technologies ....................    17,762        1,197,825
                                                            ----------
                                                             1,780,921
                                                            ----------
ENERGY RESOURCES -- 5.0%
   Exxon ..................................    15,301        1,180,090
   Mobil ..................................    11,877        1,175,823
   Phillips Petroleum .....................    19,688          990,553
                                                            ----------
                                                             3,346,466
                                                            ----------
ENTERTAINMENT -- 1.0%
   CBS ....................................    15,836          687,876
                                                            ----------
FINANCIAL SERVICES -- 8.7%
   Federal National Mortgage  Association .    21,400        1,463,225
   General Electric .......................    28,997        3,276,661
   Household International ................    23,112        1,094,931
                                                            ----------
                                                             5,834,817
                                                            ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
                                                              MARKET
                                                 SHARES        VALUE
                                               ----------   -----------
FOOD & BEVERAGES -- 3.5%
   Coca-Cola ..............................      11,663     $  728,938
   General Mills ..........................      10,165        817,012
   H.J. Heinz .............................       3,210        160,901
   Unilever NV* (ADR) .....................       8,774        611,987
                                                            ----------
                                                             2,318,838
                                                            ----------
FOREST PRODUCTS -- 0.6%
   Georgia-Pacific ........................       8,346        395,392
                                                            ----------
GAS UTILITIES -- 0.5%
   Sempra Energy* .........................      14,445        326,818
                                                            ----------
GOLD -- 0.2%
   Freeport-McMoran Copper & Gold, Cl B           7,169        128,594
                                                            ----------
HEAVY MACHINERY -- 0.5%
   NACCO Industries, Cl A .................       4,280        314,580
                                                            ----------
HOME PRODUCTS -- 2.8%
   Corning ................................      13,803        967,935
   Newell Rubbermaid ......................      18,725        870,713
                                                            ----------
                                                             1,838,648
                                                            ----------
INDUSTRIAL PARTS -- 1.9%
   United Technologies ....................      17,334      1,242,631
                                                            ----------
INDUSTRIAL SERVICES -- 1.1%
   Ryder System ...........................      29,318        762,268
                                                            ----------
INFORMATION SERVICES -- 0.3%
   America Online* ........................       2,033        224,647
                                                            ----------
LEISURE & LUXURY -- 0.3%
   Eastman Kodak ..........................       3,317        224,727
                                                            ----------
LIFE INSURANCE -- 3.2%
   American General .......................      15,087      1,137,183
   Transamerica ...........................      13,375      1,003,125
                                                            ----------
                                                             2,140,308
                                                            ----------
MEDIA -- 1.3%
   Mediaone Group* ........................      11,449        851,519
                                                            ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
                                                              MARKET
                                                  SHARES       VALUE
                                                ----------  -----------
MEDICAL PRODUCTS -- 5.1%
   Abbott Laboratories ....................       31,886    $ 1,450,813
   C.R. Bard ..............................        2,354        112,551
   Johnson & Johnson ......................       18,832      1,845,536
                                                            -----------
                                                              3,408,900
                                                            -----------
MOTOR VEHICLES -- 3.7%
   Ford Motor .............................       24,931      1,407,043
   General Motors .........................       16,371      1,080,486
                                                            -----------
                                                              2,487,529
                                                            -----------
PHARMACEUTICALS -- 6.1%
   American Home Products .................        5,136        295,320
   Merck ..................................       18,725      1,385,650
   Schering Plough ........................       20,330      1,077,490
   Warner-Lambert .........................       18,725      1,299,047
                                                            -----------
                                                              4,057,507
                                                            -----------
PROPERTY INSURANCE -- 1.1%
   Hartford Financial Services Group ......       12,091        705,056
                                                            -----------
RAILROADS -- 1.3%
   Kansas City Southern Industries ........       12,840        819,353
   Union Pacific ..........................        1,284         74,873
                                                            -----------
                                                                894,226
                                                            -----------
RESTAURANTS -- 2.1%
   McDonald's .............................       28,141      1,162,575
   Tricon Global Restaurants* .............        3,959        214,281
                                                            -----------
                                                              1,376,856
                                                            -----------
SEMI CONDUCTORS -- 1.9%
   Applied Materials* .....................       11,770        869,509
   Intel ..................................        6,527        388,357
                                                            -----------
                                                              1,257,866
                                                            -----------
SPECIALTY RETAIL -- 0.7%
   Home Depot .............................        7,704        496,427
                                                            -----------
TOBACCO -- 1.4%
   Philip Morris ..........................       22,791        915,913
                                                            -----------
   Total Common Stocks
      (Cost $55,781,080) ..................                  62,693,033
                                                            -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       DEFENSIVE EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 U.S. TREASURY OBLIGATION -- 0.3%
                                                                     FACE         MARKET
                                                                     AMOUNT        VALUE
                                                                   ----------   -----------
 U.S. TREASURY BILL (B) (C)
    4.550%, 10/14/99 ............................................. $  200,000    $  197,292
                                                                                -----------
 Total U.S. Treasury Obligation
    (Cost $197,404) ..............................................                  197,292
                                                                                -----------
 SHORT-TERM INVESTMENT -- 7.1%
 REPURCHASE AGREEMENT -- 7.1%
    J.P. Morgan, 4.95%, Dated 06/30/99, Matures 07/01/99,
    Repurchase Price $4,731,853 (Collateralized By U.S. Government
    Agency Instruments: Total Market Value $4,825,836)
    (Cost $4,731,211) (A) ........................................  4,731,211     4,731,211
                                                                                -----------
 TOTAL INVESTMENTS -- 101.4%
    (Cost $60,709,695) ...........................................               67,621,536
                                                                                -----------
 OTHER ASSETS AND LIABILITIES (NET) -- (1.4%) ....................                 (931,420)
                                                                                -----------
 NET ASSETS -- 100% ..............................................              $66,690,116
                                                                                ===========
 INDEX OPTIONS WRITTEN
                                                                   CONTRACTS
                                                                   ----------
 S&P 100 Index July 1999, 685 Call ...............................      (50)    $  (110,000)
 S&P 100 Index September 1999, 700 Call ..........................      (25)        (75,000)
 S&P 500 Index July 1999, 1330 Call ..............................      (25)       (122,500)
 S&P 500 Index July 1999, 1325 Call ..............................      (25)       (130,000)
 S&P 500 Index July 1999, 1350 Call ..............................      (50)       (170,000)
 S&P 500 Index September 1999, 1375 Call .........................      (50)       (270,000)
 S&P 500 Index September 1999, 1425 Call .........................      (50)       (131,250)
                                                                                -----------
 Total Index Options
    (Premiums received ($607,281)) ...............................              $(1,008,750)
                                                                                -----------

--------------------------------------------------------------------------------------------
*   NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
(B) THE RATE REFLECTED ON THE PORTFOLIO OF INVESTMENTS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(C) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES POSITIONS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 91.5%
                                                                 MARKET
                                                     SHARES      VALUE
                                                   ----------  ----------
AIRLINES -- 0.7%
   Delta Air Lines ............................       6,337   $  365,170
                                                              ----------
ALCOHOL -- 0.2%
   Anheuser Busch .............................       1,574      111,656
                                                              ----------
BANKS -- 6.7%
   Chase Manhattan Bank .......................       1,781      154,279
   Citigroup ..................................      28,117    1,335,557
   J.P. Morgan ................................       5,272      740,716
   Wells Fargo ................................      25,678    1,097,734
                                                              ----------
                                                               3,328,286
                                                              ----------
CHEMICALS -- 2.8%
   Dow ........................................       5,930      752,369
   Monsanto ...................................      15,384      606,706
                                                              ----------
                                                               1,359,075
                                                              ----------
CLOTHING -- 1.0%
   Limited ....................................      10,866      493,045
                                                              ----------
COMMUNICATIONS/TELEPHONE -- 7.6%
   Bell Atlantic ..............................      12,288      803,328
   BellSouth ..................................      19,681      922,547
   GTE ........................................       9,360      709,020
   MCI WorldCom* ..............................         556       47,851
   SBC Communications .........................      11,459      664,622
   US West ....................................      10,010      588,088
                                                              ----------
                                                               3,735,456
                                                              ----------
COMPUTER HARDWARE -- 5.8%
   Cisco Systems* .............................       6,478      417,426
   Dell Computer* .............................      21,989      813,593
   EMC* .......................................       5,507      302,885
   Gateway* ...................................       6,773      399,607
   Hewlett Packard ............................         392       39,396
   International Business  Machines ...........       2,417      312,397
   Sun Microsystems* ..........................       8,147      561,125
                                                              ----------
                                                               2,846,429
                                                              ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
                                                                   MARKET
                                                    SHARES         VALUE
                                                  ----------    ------------

COMPUTER SOFTWARE -- 6.1%
   Computer Associates International ..........     11,215       $  616,825
   Compuware* .................................     13,359          424,983
   Microsoft* .................................     13,353        1,204,274
   Oracle Systems* ............................     21,065          782,038
                                                                 ----------
                                                                  3,028,120
                                                                 ----------
DEFENSE AND AEROSPACE -- 0.9%
   General Dynamics ...........................      5,385          368,872
   TRW ........................................      1,556           85,385
                                                                 ----------
                                                                    454,257
                                                                 ----------
DEPARTMENT STORES -- 3.5%
   Kmart* .....................................     20,603          338,662
   Wal-Mart Stores ............................     29,195        1,408,659
                                                                 ----------
                                                                  1,747,321
                                                                 ----------
ELECTRIC UTILITIES -- 2.5%
   Edison International .......................     25,489          681,831
   Pacific Gas & Electric .....................     17,184          558,480
                                                                 ----------
                                                                  1,240,311
                                                                 ----------
ELECTRICAL EQUIPMENT -- 2.5%
   KLA-Tencor* ................................        902           58,517
   Lucent Technologies ........................     17,501        1,180,224
                                                                 ----------
                                                                  1,238,741
                                                                 ----------
ENERGY RESOURCES -- 4.8%
   Exxon ......................................     13,324        1,027,613
   Mobil ......................................      7,594          751,806
   Phillips Petroleum .........................     12,151          611,347
                                                                 ----------
                                                                  2,390,766
                                                                 ----------
ENTERTAINMENT -- 1.1%
   CBS ........................................     12,884          559,649
                                                                 ----------
FINANCIAL SERVICES -- 7.3%
   Federal National Mortgage  Association .....     10,036          686,211
   General Electric ...........................     18,533        2,094,229
   Household International ....................     16,961          803,527
                                                                 ----------
                                                                  3,583,967
                                                                 ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                         ANALYTIC FUNDS
                                                  ENHANCED EQUITY FUND
                                                   JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
                                                                 MARKET
                                                     SHARES      VALUE
                                                   ----------  ----------
FOOD & BEVERAGES -- 3.9%
   Coca-Cola ...................................      5,520    $ 345,000
   General Mills ...............................      8,994      722,893
   Unilever NV* ................................     11,978      835,465
                                                              ----------
                                                               1,903,358
                                                              ----------
FOREST PRODUCTS -- 0.5%
   Georgia-Pacific .............................      4,686      221,999
                                                              ----------
GAS UTILITIES -- 0.7%
   Sempra Energy* ..............................     14,339      324,420
                                                              ----------
HEAVY MACHINERY -- 0.3%
   NACCO Industries, Cl A ......................      1,862      136,857
                                                              ----------
HOME PRODUCTS -- 2.7%
   Corning .....................................      9,000      631,125
   Newell Rubbermaid ...........................     15,504      720,936
                                                              ----------
                                                               1,352,061
                                                              ----------
INDUSTRIAL PARTS -- 1.8%
   United Technologies .........................     12,516      897,241
                                                              ----------
INDUSTRIAL SERVICES -- 1.1%
   Ryder System ................................     21,295      553,670
                                                              ----------
INFORMATION SERVICES -- 0.4%
   America Online* .............................      1,449      160,114
   IMS Health ..................................      1,628       50,875
                                                              ----------
                                                                 210,989
                                                              ----------
LEISURE & LUXURY -- 0.5%
   Eastman Kodak ...............................      3,393      229,876
                                                              ----------
LIFE INSURANCE -- 2.6%
   American General ............................      9,329      703,173
   Transamerica ................................      7,818      586,350
                                                              ----------
                                                               1,289,523
                                                              ----------
MEDIA -- 1.4%
   Mediaone Group* .............................      9,168      681,870
                                                              ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED
                                                                   MARKET
                                                     SHARES        VALUE
                                                   ----------    --------
MEDICAL PRODUCTS -- 3.9%
   Abbott Laboratories .........................    23,042       $1,048,411
   C.R. Bard ...................................     3,564          170,404
   Johnson & Johnson ...........................     7,418          726,964
                                                                 ----------
                                                                  1,945,779
                                                                 ----------
MOTOR VEHICLES -- 3.6%
   Ford Motor ..................................    18,056        1,019,035
   General Motors ..............................    11,823          780,318
                                                                 ----------
                                                                  1,799,353
                                                                 ----------
OIL SERVICES -- 0.2%
   Royal Dutch Petroleum (ADR) .................     1,951          117,548
                                                                 ----------
PHARMACEUTICALS -- 7.0%
   American Home Products ......................    20,082        1,154,715
   Merck .......................................    13,913        1,029,562
   Schering Plough .............................    14,419          764,207
   Warner-Lambert ..............................     7,055          489,441
                                                                 ----------
                                                                  3,437,925
                                                                 ----------
PROPERTY INSURANCE -- 1.0%
   Hartford Financial Services Group ...........     8,820          514,316
                                                                 ----------

RAILROADS -- 1.7%
   Kansas City Southern Industries .............     9,286          592,563
   Union Pacific ...............................     4,234          246,895
                                                                 ----------
                                                                    839,458
                                                                 ----------
RESTAURANTS -- 1.6%
   McDonald's ..................................    14,732          608,616
   Tricon Global Restaurants* ..................     3,502          189,546
                                                                 ----------
                                                                    798,162
                                                                 ----------
SEMI CONDUCTORS -- 1.8%
   Applied Materials* ..........................     8,547          631,410
   Intel .......................................     4,429          263,526
                                                                 ----------
                                                                    894,936
                                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       ENHANCED EQUITY FUND
                                                       JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
                                                                                           MARKET
                                                                             SHARES        VALUE
                                                                            --------     ----------
TOBACCO -- 1.3%
   Philip Morris                                                             15,959     $   641,352
                                                                                        -----------
   TOTAL COMMON STOCKS
      (Cost $41,100,787)                                                                 45,272,942
                                                                                        -----------
   U.S. TREASURY OBLIGATION -- 0.5%
                                                                            FACE           MARKET
                                                                           AMOUNT          VALUE
                                                                          --------      -----------
   U.S. Treasury Bill (B) (C)
      4.660%, 10/14/99 ..............................................    $  250,0000        246,615
                                                                                        -----------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $246,863) ...............................................                       246,615
                                                                                        -----------
   SHORT-TERM INVESTMENT -- 7.5%
   REPURCHASE AGREEMENT -- 7.5%
      J.P. Morgan, 4.95%, Dated 06/30/99, Matures 07/01/99,
      Repurchase Price $3,740,270 (Collateralized By U.S. Government
      Agency Instruments: Total Market Value $3,814,558)
      (Cost $3,739,763) (A) .........................................      3,739,763      3,739,763
                                                                                        -----------
   Total Investments -- 99.5%
      (Cost $45,087,413) ............................................                    49,259,320
                                                                                        -----------
   OTHER ASSETS AND LIABILITIES (NET) -- 0.5% .......................                       241,801
                                                                                        -----------
   NET ASSETS -- 100% ...............................................                   $49,501,121
                                                                                        ===========
-------------

* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
(B) THE RATE REFLECTED ON THE PORTFOLIO OF INVESTMENTS REPRESENTS THE SECURITY'S DISCOUNT
    RATE AT PURCHASE.
(C) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES POSITIONS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       MASTER FIXED INCOME FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 CORPORATE BONDS - 15.6%

                                                        FACE        MARKET
                                                       AMOUNT       VALUE
                                                     ----------  ----------
   American Home Products
     7.900%, 02/15/05 .............................   $200,000   $  210,750
   First Chicago NBD
     6.125%, 02/15/06 .............................    250,000      238,438
   Gillette Company
     5.750%, 10/15/05 .............................    300,000      288,000
   GTE California
     5.500%, 01/15/09 .............................    175,000      158,375
                                                                 ----------
       (Cost $923,434) ............................                 895,563
                                                                 ----------
   INDEX OPTION -- 0.0%
                                                     Contracts
                                                     ----------
   S&P 100 Index July 1999, 615 Puts ..............         24          750
                                                                 ----------
   TOTAL INDEX OPTION
      (Cost $5,196) ...............................                     750
                                                                 ----------
   U.S. GOVERNMENT AGENCY OBLIGATION -- 8.3%
                                                        Face
                                                       Amount
                                                     ----------
   Federal National Mortgage Association
     6.640%, 07/02/07 ............................. $  470,000   $  475,837
                                                                 ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (Cost $512,765) ..............................                 475,837
                                                                 ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                        ANALYTIC FUNDS
                                                 MASTER FIXED INCOME FUND
                                                 JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 74.9%

                                                                              FACE        MARKET
                                                                             AMOUNT       VALUE
                                                                           ----------   ----------
   U.S. Treasury Bonds
     7.250%, 05/15/16 .............................                         $  575,000  $   632,098
     8.875%, 02/15/19 .............................                            150,000      193,046
     8.125%, 08/15/19 .............................                            300,000      361,737
   U.S. Treasury Notes
     7.500%, 02/15/05 .............................                            400,000      429,568
     6.500%, 05/15/05 .............................                            100,000      102,819
     5.625%, 02/15/06 .............................                            300,000      294,672
     6.875%, 05/15/06 .............................                            175,000      184,196
     5.625%, 05/15/08 .............................                            200,000      195,830
   U.S. Treasury Bills (B)(C)
     4.320%, 10/14/99 .............................                             40,000       39,458
     4.530%, 03/30/00 .............................                          1,940,000    1,870,839
                                                                                        -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $4,440,001) ...........................                                       4,304,263
                                                                                        -----------
   SHORT-TERM INVESTMENT -- 0.5%
   REPURCHASE AGREEMENT -- 0.5%
      Morgan Stanley, 4.50%, Dated 06/30/99, Matures 07/01/99,
      Repurchase Price $32,756 (Collateralized By U.S. Treasury Instruments:
      Total Market Value $33,573) (Cost $32,751) (A)                            32,751       32,751
                                                                                        -----------
   TOTAL INVESTMENTS -- 99.3%
      (Cost $5,914,147) ...........................                                       5,709,164
                                                                                        -----------
   OTHER ASSETS AND LIABILITIES (NET) -- 0.7% .....                                          39,627
                                                                                        -----------
   NET ASSETS -- 100%                                                                   $ 5,748,791
                                                                                        ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       MASTER FIXED INCOME FUND
                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   EQUITY OPTIONS WRITTEN
                                                                     MARKET
                                                         CONTRACTS   VALUE
                                                         --------- ---------
   Amgen July 1999, 52.5 Puts ..........................    (4)    $   (100)
   Marsh and McLennan July 1999, 75 Puts ...............    (7)      (1,050)
   Monsanto July 1999, 40 Puts .........................   (10)      (2,188)
   Schlumberger Ltd. Aug 1999, 60 Puts .................    (9)      (2,081)
   Xerox July 1999, 55 Puts ............................    (5)        (437)
                                                                   --------
   TOTAL EQUITY OPTIONS
      (Premiums received ($6,031)) .....................             (5,856)
                                                                   --------
   INDEX OPTIONS WRITTEN
   GSTI Composite Index July 1999, 280 Puts ............    (3)        (563)
   Interactive Week Net Index August 1999, 270 Puts ....    (2)      (2,000)
   Morgan Stanley Commodity Index July 1999, 210 Puts ..   (10)      (2,625)
   NYSE Composite Index July 1999, 615 Puts ............    (5)        (781)
   PHLX OTC Index July 1999, 370 Puts ..................    (2)        (550)
   SEC Broker Dealer Index July 1999, 380 Puts .........    (2)        (213)
   S&P 100 Index July 1999, 670 Puts ...................    (5)      (1,281)
   S&P 100 Index August 1999, 660 Puts .................    (6)      (4,800)
                                                                   --------
   TOTAL INDEX OPTIONS
      (Premiums received ($39,137)) ....................           $ 12,813)
                                                                   --------
   TOTAL OPTIONS
      (Premiums received ($45,168) .....................           $(18,669)
                                                                   --------
--------------------------------------------------------------------------------
(A) Tri-Party Repurchase Agreement
(B) THE RATE REFLECTED ON THE PORTFOLIO OF INVESTMENTS REPRESENTS THE
    SECURITY'S DISCOUNT RATE AT PURCHASE.
(C) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE POSITIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      JUNE 30, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 CORPORATE OBLIGATIONS - 4.3%
                                                             FACE       MARKET
                                                            AMOUNT      VALUE
                                                           ---------- ----------
   Nippon Telephone & Telegraph
     6.000%, 06/30/00 ...................................  $200,000   $  200,050
                                                                      ----------
   Total Corporate Obligations
      (Cost $200,060) ...................................                200,050
                                                                      ----------
   FOREIGN BOND -- 6.2%
   Shell Canada
     8.875%, 01/14/01 ...................................   275,000      287,215
                                                                      ----------
   TOTAL FOREIGN BOND
      (Cost $296,574) ...................................                287,215
                                                                      ----------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.2%
   Federal National Mortgage Association
     5.375%, 03/15/02 ...................................   750,000      739,687
   Federal National Mortgage Association Medium Term Note
     6.180%, 03/15/01 ...................................   750,000      754,357
     6.670%, 08/01/01 ...................................   100,000      101,560
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,597,351) .................................              1,595,604
                                                                      ----------
   U.S. TREASURY OBLIGATIONS -- 53.5%
   U.S. Treasury Notes
     6.000%, 08/15/00 ...................................   100,000      100,671
     5.625%, 11/30/00 ...................................   900,000      902,430
     5.500%, 12/31/00 ...................................   275,000      275,193
     5.375%, 02/15/01 ...................................   400,000      399,448
     6.375%, 03/31/01 ...................................   525,000      532,502
     6.250%, 01/31/02 ...................................   150,000      152,090
     6.625%, 03/31/02 ...................................   100,000      102,311
   U.S. Treasury Bill (B)(C)
     4.320%, 10/14/99 ...................................    30,000       29,594
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,523,332) .................................              2,494,239
                                                                      ----------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

   SHORT-TERM INVESTMENT -- 1.0%
                                                                             Face         Market
                                                                            Amount        Value
                                                                           ----------   ----------
   REPURCHASE AGREEMENT-- 1.0%
      Morgan Stanley, 4.50%, Dated 06/30/99, Matures 07/01/99, Repurchase Price
      $48,757 (Collateralized By U.S. Treasury Instruments:
      Total Market Value $49,974) (Cost $48,751) (A) ....................  $48,751      $   48,751
                                                                                       -----------
   Total Investments -- 99.2%
      (Cost $4,666,068) .................................................                4,625,859
                                                                                       -----------
   OTHER ASSETS AND LIABILITIES (NET) -- 0.8% ...........................                   38,723
                                                                                       -----------
   NET ASSETS -- 100% ...................................................              $ 4,664,582
                                                                                       ===========
---------------------------------------------------------------------------------------------------

(A) Tri-Party Repurchase Agreement
(B) The rate reflected on the Portfolio of Investments represents the security's discount rate at purchase.
(C) Security has been pledged as collateral for open future positions.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                              ANALYTIC FUNDS
                                                       June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 STATEMENTS OF ASSETS & LIABILITIES
                                         Defensive       Enhanced         Master      Short-Term
                                          Equity          Equity       Fixed Income   Government
                                           Fund            Fund            Fund          Fund
                                       -----------     -----------     ------------  --------------
ASSETS
Investments, at Cost ................. $60,709,695     $45,087,413     $ 5,914,147     $ 4,666,068
                                       -----------     -----------     -----------     -----------
Investments, at Value ................  67,621,536      49,259,320       5,709,164       4,625,859
Dividends and Interest Receivable ....      69,951          53,192          76,173          68,997
Receivable from Advisor ..............          --              --          10,467          12,858
Receivable for Portfolio Shares Sold .      86,819         217,314          23,651          21,863
Receivable for Daily Variation on
   Futures Contracts .................      62,500          81,250              --              --
                                       -----------     -----------     -----------     -----------
   TOTAL ASSETS ......................  67,840,806      49,611,076       5,819,455       4,729,577
                                       -----------     -----------     -----------     -----------
LIABILITIES
Written Options Outstanding at
   Market Value (premiums
   received $607,281, $0, $45,168
   and $0 respectively) ..............   1,008,750              --          18,669              --
Payable for Investment Advisory Fees .      31,644          22,882              --              --
Payable for Administration Fees ......       8,824           6,734           4,398           4,337
Payable for Directors' Fees ..........       3,900           1,574             943             396
Payable for Portfolio Shares Redeemed           --           8,753             549              --
Payable for Daily Variation on
   Futures Contracts .................          --              --           2,594           3,183
Other Liabilities ....................      97,572          70,012          43,511          57,079
                                       -----------     -----------     -----------     -----------
   TOTAL LIABILITIES .................   1,150,690         109,955          70,664          64,995
                                       -----------     -----------     -----------     -----------
NET ASSETS ...........................  66,690,116      49,501,121       5,748,791       4,664,582
                                       ===========     ===========     ===========     ===========
NET ASSETS CONSIST OF:
   Paid-in-Capital ...................  50,485,000      40,311,872       6,143,395       5,514,465
   Undistributed Net Investment
     Income ..........................     191,697         182,091           1,349           2,908
   Accumulated Net Realized
     Gain/(Loss) .....................   9,408,822       4,704,601        (217,403)       (806,888)
   Unrealized Appreciation/
     (Depreciation) ..................   6,604,597       4,302,557        (178,550)        (45,903)
                                       -----------     -----------     -----------     -----------
NET ASSETS ...........................  66,690,116     $49,501,121       5,748,791       4,664,582
                                       ===========     ===========     ===========     ===========
   NET ASSET VALUE Offering and
   Redemption Price Per Share
   4,841,252, 3,918,684, 613,992
   and 470,518, shares outstanding,
   respectively (authorized 100 million
   shares -- $0.001 par value) ....... $    13.78      $    12.63      $     9.36      $     9.91
                                       ===========     ===========     ===========     ===========

UAM FUNDS                                                                                              ANALYTIC FUNDS
                                                                                                       FOR THE SIX MONTHS ENDED
                                                                                                       JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
                                                                 DEFENSIVE         ENHANCED           MASTER         SHORT-TERM
                                                                   EQUITY           EQUITY         FIXED INCOME      GOVERNMENT
                                                                    FUND             FUND              FUND             FUND
                                                                -----------      -----------       -------------     -----------
INVESTMENT INCOME

Dividends ..................................................... $   487,853      $   322,774       $     --          $      --
Interest ......................................................      55,607           84,417         163,111           155,286
                                                                -----------      -----------       ---------         ---------
   TOTAL INCOME ...............................................     543,460          407,191         163,111           155,286
                                                                -----------      -----------       ---------         ---------
Expenses
Investment Advisory Fees ......................................     178,603          116,196          12,435             7,113
Administration Fees ...........................................      47,508           33,136          14,791            15,616
Custodian Fees ................................................       7,683            9,994           4,303             1,095
Professional Fees                                                    26,615            9,365           4,601             4,692
Transfer Agent Fees ...........................................      35,653           28,250           8,197             8,759
Printing Fees .................................................      12,286           10,162             843             2,218
Directors' Fees ...............................................      18,824           10,452           2,129             1,599
Registration and Filing Fees ..................................      21,459           16,936           3,436             7,847
Insurance and Other Expenses ..................................      25,591           18,145          11,488            12,651
Distribution Fees .............................................       9,298            5,697             809               868
                                                                -----------      -----------       ---------         ---------
   Total Expenses .............................................     383,520          258,333          63,032            62,458
                                                                -----------      -----------       ---------         ---------
Waiver of Investment Advisory Fees ............................     (53,895)         (45,237)        (12,435)           (7,113)
Reimbursement of Other Expenses by Advisor ....................          --               --         (24,762)          (36,936)
                                                                -----------      -----------       ---------         ---------
   Net Expenses ...............................................     329,625          213,096          25,835            18,409
                                                                -----------      -----------       ---------         ---------
NET INVESTMENT INCOME .........................................     213,835          194,095         137,276           136,877
                                                                -----------      -----------       ---------         ---------
NET REALIZED GAIN (LOSS) ON:
   Investments ................................................  10,095,200        4,985,655          (9,282)          (57,992)
   Written options ............................................     438,239               --          36,717                --
   Futures ....................................................     (35,996)         123,397          10,658            44,177
                                                                -----------      -----------       ---------         ---------
Total Net Realized Gain (Loss) ................................  10,497,443        5,109,052          38,093           (13,815)
                                                                -----------      -----------       ---------         ---------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
   Investments ................................................  (1,052,119)         627,842        (297,168)          (71,299)
   Written options ............................................    (166,823)              --          13,605                --
   Futures ....................................................      94,225          (43,475)        (11,302)           (9,609)
                                                                -----------      -----------       ---------         ---------
Net Change in Unrealized Appreciation (Depreciation) ..........  (1,124,717)         584,367        (294,865)          (80,908)
                                                                -----------      -----------       ---------         ---------
NET REALIZED AND  UNREALIZED GAIN (LOSS) ......................   9,372,726        5,693,419        (256,772)          (94,723)
                                                                -----------      -----------       ---------         ---------
INCREASE (DECREASE) IN NET ASSETS  RESULTING FROM OPERATIONS .. $ 9,586,561      $ 5,887,514       $(119,496)        $  42,154
                                                                ===========      ===========       =========         =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                     20 & 21

UAM FUNDS


-----------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
                                                                       DEFENSIVE                               ENHANCED
                                                                         EQUITY                                 EQUITY
                                                                          FUND                                   FUND
                                                             SIX MONTHS                               SIX MONTHS
                                                                ENDED            YEAR ENDED              ENDED        YEAR ENDED
                                                            JUNE 30, 1999       DECEMBER 31,        JUNE 30, 1999    DECEMBER 31,
                                                             (UNAUDITED)            1998             (UNAUDITED)         1998
                                                            ---------------------------------      ------------------------------
INVESTMENT ACTIVITIES
   Net Investment Income                                     $    213,835       $     202,592        $    194,095    $    139,106
   Net Realized Gain (Loss) from Security Transactions ....    10,497,443          12,959,836           5,109,052       1,160,166
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .......................................    (1,124,717)           (955,197)            584,367       3,219,958
                                                             ------------       -------------        ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................     9,586,561          12,207,231           5,887,514       4,519,230
                                                             ------------       -------------        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................            --            (202,592)                 --        (139,106)
   In Excess of Net Investment Income .....................            --             (16,547)                 --         (11,348)
   Net Realized Gains from Security Transactions ..........            --         (14,197,773)                 --      (1,552,303)
                                                             ------------       -------------        ------------    ------------
   TOTAL DISTRIBUTIONS ....................................            --         (14,416,912)                 --      (1,702,757)
                                                             ------------       -------------        ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued ..........................................    12,062,304          23,440,046          18,514,292      37,872,222
   Shares Issued upon Reinvestment of Distributions .......            --          14,214,749                  --       1,625,000
   Shares Redeemed ........................................   (10,979,798)        (25,709,722)         (8,789,203)    (15,756,019)
                                                             ------------       -------------        ------------    ------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions ...........................     1,082,506          11,945,073           9,725,089      23,741,203
                                                             ------------       -------------        ------------    ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................    10,669,067           9,735,392          15,612,603      26,557,676
                                                             ------------       -------------        ------------    ------------
NET ASSETS
   Beginning of Period ....................................    56,021,049          46,285,657          33,888,518       7,330,842
                                                             ------------       -------------        ------------    ------------
   End of Period ..........................................  $ 66,690,116       $  56,021,049        $ 49,501,121    $ 33,888,518
                                                             ============       =============        ============    ============
SHARES ISSUED AND REDEEMED:
   Shares Issued ..........................................       966,516           1,712,065           1,586,300       3,775,473
   Shares Issued upon Reinvestment of Distributions .......            --           1,359,489                  --         161,494
   Shares Redeemed ........................................      (886,095)         (2,040,891)          (775,582)      (1,698,955)
                                                             ------------       -------------        ------------    ------------
   Net Increase in Shares Outstanding .....................        80,421           1,030,663             810,718       2,238,012
                                                             ============       =============        ============    ============


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                                  ANALYTIC FUNDS
                                                                                                  JUNE 30, 1999 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                       MASTER                       SHORT-TERM
                                                                    FIXED INCOME                    GOVERNMENT
                                                                        FUND                           FUND
                                                             SIX MONTHS                   SIX MONTHS
                                                                ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                            JUNE 30, 1999   DECEMBER 31,   JUNE 30, 1999    DECEMBER 31,
                                                             (UNAUDITED)        1998        (UNAUDITED)        1998
                                                            ----------------------------  ------------------------------
INVESTMENT ACTIVITIES
   Net Investment Income                                    $    137,276    $    250,162   $    136,877     $   192,522
   Net Realized Gain (Loss) from Security Transactions ....       38,093        (177,416)       (13,815)          4,700
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .......................................     (294,865)         99,705        (80,908)         40,380
                                                            ------------    ------------   ------------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................     (119,496)        172,451         42,154         237,602
                                                            ------------    ------------   ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................     (137,031)       (250,162)      (130,857)       (192,522)
   In Excess of Net Investment Income .....................           --            (302)            --          (3,485)
   Net Realized Gains from Security Transactions ..........           --         (30,480)            --              --
                                                            ------------    ------------   ------------     -----------
   Total Distributions ....................................     (137,031)       (280,944)      (130,857)       (196,007)
                                                            ------------    ------------   ------------     -----------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued ..........................................    1,608,325       2,574,096        305,243       2,550,601
   Shares Issued upon Reinvestment of Distributions .......      148,887         245,226        151,044         174,351
   Shares Redeemed ........................................     (706,111)     (3,468,172)      (962,233)       (484,860)
                                                            ------------    ------------   ------------     -----------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions ...........................    1,051,101        (648,850)      (505,946)      2,240,092
                                                            ------------    ------------   ------------     -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ................      794,574        (757,343)      (594,649)      2,281,687
                                                            ------------    ------------   ------------     -----------
NET ASSETS
   Beginning of Period ....................................    4,954,217       5,711,560      5,259,231       2,977,544
                                                            ------------    ------------   ------------     -----------
   End of Period .......................................... $  5,748,791    $  4,954,217   $  4,664,582     $ 5,259,231
                                                            ============    ============   ============     ===========
SHARES ISSUED AND REDEEMED:
   Shares Issued ..........................................      166,994         257,174         30,345         253,112
   Shares Issued upon Reinvestment of Distributions .......       15,603          24,619         15,043          17,334
   Shares Redeemed ........................................      (73,439)       (347,983)       (95,597)        (48,498)
                                                            ------------    ------------   ------------     -----------
   Net Increase in Shares Outstanding .....................      109,158         (66,190)       (50,209)        221,948
                                                            ============    ============   ============     ===========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                                                         DEFENSIVE EQUITY FUND

-------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                                       SELECTED PER SHARE DATA & RATIOS
                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      SIX MONTHS
                                         ENDED
                                       JUNE 30,                    YEARS ENDED DECEMBER 31,
                                         1999      ----------------------------------------------------
                                      (UNAUDITED)    1998      1997       1996        1995       1994
                                       ---------   -------   -------    --------    --------   --------
Net Asset Value, Beginning of Period ..  $11.77     $12.41    $13.71     $12.64       $10.60     $11.40
Income from Investment Operations
   Net Investment Income (Loss) .......    0.04       0.05      0.12       0.19         0.23       0.30
   Net Realized and Unrealized Gains
     (Losses) on Securities ...........    1.97       3.05      2.49       1.78         2.04      (0.02)
                                        -------     ------   -------    -------     --------    -------
   Total from Investment Operations ...    2.01       3.10      2.61       1.97         2.27       0.28
                                        -------     ------   -------    -------     --------    -------
Distributions:
   Net Investment Income ..............      --      (0.05)    (0.12)     (0.19)       (0.23)     (0.30)
   In Excess of Net Investment Income .      --         --        --         --           --         --
   Capital Gains ......................      --      (3.69)    (3.79)     (0.71)          --      (0.78)
                                        -------     ------   -------    -------     --------    -------
   Total Distributions ................      --      (3.74)    (3.91)     (0.90)       (0.23)     (1.08)
                                        -------     ------   -------    -------     --------    -------
Net Asset Value, End of Period ........  $13.78     $11.77    $12.41     $13.71       $12.64     $10.60
                                        =======    =======   =======    =======     ========    =======
TOTAL RETURN ..........................   17.08%**   28.89%    19.11%     15.66%       21.52%      2.47%
                                        =======    =======   =======    =======     ========    =======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000) .... $66,690    $56,021   $46,286    $52,484      $42,648    $48,254
Ratio of Expenses to Average
   Net Assets .........................    1.11%*     1.38%     1.30%      1.23%        1.22%      1.10%
Ratio of Net Investment Income
   (Loss) to Average Net Assets .......    0.72%*     0.40%     0.75%      1.43%        1.87%      3.45%
Ratio of Expenses to Average Net
   Assets (Excluding Waivers) .........    1.29%*     1.60%     1.30%      1.34%        1.38%      1.10%
Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (Excluding Waivers) ................    0.54%*     0.18%     0.75%      1.32%        1.71%      3.45%
Portfolio Turnover Rate ...............     161%       299%       75%        43%          32%        49%


 * ANNUALIZED
** NOT ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO AUGUST 31, 1998 IS THE FINANCIAL DATA OF
THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED EQUITY FUND, INC.  ANALYTIC DEFENSIVE EQUITY FUND
ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE DEFENSIVE EQUITY PORTFOLIO OF ANALYTIC OPTIONED
EQUITY FUND, INC. ON AUGUST 31, 1998.  THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE
CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE DATE OF
REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 0.95328 USED ON THE DATE OF
REORGANIZATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


UAM FUNDS                                                                          ENHANCED EQUITY FUND

-------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                                       SELECTED PER SHARE DATA & RATIOS
                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      SIX MONTHS
                                         ENDED
                                        JUNE 30,                YEARS ENDED DECEMBER 31,
                                         1999      ----------------------------------------------------
                                      (UNAUDITED)   1998       1997      1996         1995       1994
                                      -----------  -------   -------    -------     --------    -------
Net Asset Value, Beginning of Period ..  $10.90     $ 8.43    $ 7.43     $ 7.95      $ 6.04      $ 6.23
Income from Investment Operations
   Net Investment Income (Loss) .......    0.05       0.06      0.09       0.13         0.14       0.17
   Net Realized and Unrealized Gains
     (Losses) on Securities ...........    1.68       3.07      2.12       1.69         1.98      (0.19)
                                        -------    -------   -------    -------     --------    -------
   Total from Investment Operations ...    1.73       3.13      2.21       1.82         2.12      (0.02)
                                        -------    -------   -------    -------     --------    -------
Distributions:
   Net Investment Income ..............      --      (0.06)    (0.09)     (0.13)       (0.14)     (0.17)
   Excess of Net Investment Income ....      --      (0.01)    (0.01)        --           --         --
   Capital Gains ......................      --      (0.59)    (1.10)     (2.20)       (0.07)        --
   Excess of Net Capital Gains ........      --         --     (0.01)     (0.01)          --         --
                                        -------    -------   -------    -------     --------    -------
   Total Distributions ................      --      (0.66)    (1.21)     (2.34)       (0.21)     (0.17)
                                        -------    -------   -------    -------     --------    -------
Net Asset Value, End of Period ........  $12.63     $10.90   $  8.43     $ 7.43       $ 7.95     $ 6.04
                                        =======    =======   =======    =======     ========    =======
TOTAL RETURN ..........................   15.87%**   37.82%    29.86%     22.95%       35.36%    (0.37)%
                                        =======    =======   =======    =======     ========    =======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000) .... $49,501    $33,889   $ 7,331    $ 3,519      $ 2,318    $ 1,511
Ratio of Expenses to Average
   Net Assets .........................    1.10%*     1.26%     1.00%      0.91%        0.50%      0.24%
Ratio of Net Investment Income
   (Loss) to Average Net Assets .......    1.00%*     0.78%     1.17%      1.53%        2.02%      3.24%
Ratio of Expenses to Average Net
   Assets (Excluding Waivers) .........    1.33%*     2.25%     2.24%      1.51%        1.33%      1.35%
Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (Excluding Waivers) ................    0.77%*    (0.21)%   (0.07)%     0.93%        1.19%      2.13%
Portfolio Turnover Rate ...............     149%       297%      189%       179%          10%        25%

 * ANNUALIZED
** NOT ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO JULY 27, 1998 IS THE FINANCIAL DATA OF
THE ENHANCED EQUITY FUND, SERIES OF A PREDECESSOR COMPANY, THE ANALYTIC SERIES FUND, INC.  ANALYTIC
ENHANCED EQUITY FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE ENHANCED EQUITY FUND OF THE
ANALYTIC SERIES FUND, INC. ON JULY 27, 1998.  THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND
THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH PERIOD THROUGH THE
DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF 0.61425 USED ON THE DATE OF
REORGANIZATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                                                      MASTER FIXED INCOME FUND


-------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                                       SELECTED PER SHARE DATA & RATIOS
                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                        ENDED
                                       JUNE 30,              YEARS ENDED DECEMBER 31,
                                         1999      ----------------------------------------------------
                                     (UNAUDITED)     1998      1997      1996         1995       1994
                                      ----------   -------   -------    -------     --------    -------
Net Asset Value, Beginning of Period ..  $ 9.81     $10.00    $11.62     $11.78       $10.75     $11.61
Income from Investment Operations
   Net Investment Income (Loss) .......    0.23       0.51      0.67       0.66         0.69       0.72
   Net Realized and Unrealized Gains
     (Losses) on Securities ...........   (0.45)     (0.14)     0.46      (0.01)        1.03      (0.85)
                                        -------    -------   -------    -------     --------    -------
   Total from Investment Operations ...   (0.22)      0.37      1.13       0.65         1.72      (0.13)
                                        -------    -------   -------    -------     --------    -------
Distributions:
   Net Investment Income ..............   (0.23)     (0.51)    (0.67)     (0.66)       (0.69)     (0.72)
   Excess of Net Investment Income ....      --         --        --         --           --         --
   Capital Gains ......................      --      (0.05)    (1.98)     (0.14)          --      (0.01)
   Excess of Net Capital Gains ........      --         --     (0.10)     (0.01)          --         --
                                        -------    -------   -------    -------     --------    -------
   Total Distributions ................   (0.23)     (0.56)    (2.75)     (0.81)       (0.69)     (0.73)
                                        -------    -------   -------    -------    --------     -------
Net Asset Value, End of Period ........  $ 9.36     $ 9.81    $10.00     $11.62       $11.78     $10.75
                                        =======    =======   =======    =======     ========    =======

TOTAL RETURN ..........................  (2.21)%**    3.80%    10.04%      5.69%       16.43%     (1.04)%
                                        =======    =======   =======    =======     ========    =======

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000) ....  $5,749    $ 4,954   $ 5,712    $28,926      $24,868    $ 6,155
Ratio of Expenses to Average
   Net Assets .........................    0.93%*     1.07%     0.90%      0.72%        0.69%      0.60%
Ratio of Net Investment Income
   (Loss) to Average Net Assets .......    4.97%*     5.06%     5.60%      5.66%        5.99%      7.16%
Ratio of Expenses to Average Net
   Assets (Excluding Waivers) .........    2.28%*     3.29%     1.09%      0.97%        1.03%      1.17%
Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (Excluding Waivers) ................    3.62%*     2.84%     5.41%      5.41%        5.65%     6.59%
Portfolio Turnover Rate ...............      10%        98%       40%        22%          32%       44%



  * ANNUALIZED
 ** NOT ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO JULY 27, 1998 IS THE FINANCIAL DATA OF
THE MASTER FIXED INCOME FUND, SERIES OF A PREDECESSOR COMPANY, THE ANALYTIC SERIES FUND, INC.
ANALYTIC MASTER FIXED INCOME FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE MASTER FIXED
INCOME FUND OF THE ANALYTIC SERIES FUND, INC. ON JULY 27, 1998.  THE NET ASSET VALUES AT THE BEGINNING
OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END OF EACH
PERIOD THROUGH THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO OF
1.1312 USED ON THE DATE OF REORGANIZATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                                                    SHORT-TERM GOVERNMENT FUND


-------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                                       SELECTED PER SHARE DATA & RATIOS
                                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                        ENDED
                                       JUNE 30,              YEARS ENDED DECEMBER 31,
                                         1999      ----------------------------------------------------
                                     (UNAUDITED)     1998      1997      1996         1995       1994
                                      ----------   -------   -------    -------     --------    -------
Net Asset Value, Beginning of Period     $10.10     $ 9.97    $ 9.99     $10.14       $ 9.70     $10.19
Income from Investment Operations
   Net Investment Income (Loss) ...        0.29       0.56      0.56       0.63         0.57       0.49
   Net Realized and Unrealized Gains
     (Losses) on Securities .......       (0.20)      0.14     (0.02)     (0.10)        0.44      (0.49)
                                        -------    -------   -------    -------     --------    -------
   Total from Investment Operations        0.09       0.70      0.54       0.53         1.01         --
                                        -------    -------   -------    -------     --------    -------
Distributions:
   Net Investment Income ..........       (0.28)     (0.56)    (0.56)     (0.67)       (0.57)     (0.49)
   Excess of Net Investment Income           --      (0.01)       --         --           --         --
   Return of Capital ..............          --         --        --      (0.01)          --         --
                                        -------    -------   -------    -------     --------    -------
   Total Distributions ............       (0.28)     (0.57)    (0.56)     (0.68)       (0.57)     (0.49)
                                        -------    -------   -------    -------     --------    =======
Net Asset Value, End of Period ....      $ 9.91     $10.10    $ 9.97     $ 9.99       $10.14     $ 9.70
                                        =======    =======   =======    =======     ========    =======
TOTAL RETURN ......................        0.85%**    7.10%     5.54%      5.28%       10.65%      0.00%
                                        =======    =======   =======    =======     ========    =======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000)       $4,665    $ 5,259   $ 2,978     $1,008      $27,880    $24,481
Ratio of Expenses to Average
   Net Assets .....................        0.78%*     0.84%     0.60%      0.56%        0.50%      0.45%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ...        5.77%*     5.43%     5.57%      5.99%        5.76%      5.37%
Ratio of Expenses to Average Net
   Assets (Excluding Waivers) .....        2.63%*     3.73%     7.78%      0.76%        0.82%      0.85%
Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (Excluding Waivers) ............        3.92%*     2.54%    (1.61)%     5.79%        5.44%      4.97%
Portfolio Turnover Rate ...........          37%        25%       34%        31%          10%         3%



  * ANNUALIZED
 ** NOT ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO JULY 27, 1998 IS THE FINANCIAL DATA OF
THE SHORT-TERM GOVERNMENT FUND, SERIES OF A PREDECESSOR COMPANY, THE ANALYTIC SERIES FUND, INC.
ANALYTIC SHORT-TERM GOVERNMENT FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE SHORT-TERM
GOVERNMENT FUND OF THE ANALYTIC SERIES FUND, INC. ON JULY 27, 1998.  THE NET ASSET VALUES AT THE
BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES INCLUDING THE NET ASSET VALUES AT THE END
OF EACH PERIOD THROUGH THE DATE OF REORGANIZATION HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIO
OF 1.0162 USED ON THE DATE OF REORGANIZATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

UAM Funds, Inc. II (the Company), formerly PBHG Advisor Funds, Inc., a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with four series: the Analytic Defensive Equity Fund (the "Defensive Equity Fund"), the Analytic Enhanced Equity Fund (the "Enhanced Equity Fund"), the Analytic Master Fixed Income Fund (the "Master Fixed Income Fund") and the Analytic Short-Term Government Fund (the "Short-Term Government Fund"). Each of the Funds has distinct investment objectives and policies that are described in the prospectus. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.



(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of the Equity Funds that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of the primary exchange (currently 4:00 p.m. Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes, and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

At April 30, 1999, the Funds' tax year end, the Analytic Funds had the following unused capital loss carryforwards. These realized losses are intended to be used to offset future net capital gains, to the extent provided by regulations through the following expiration dates:

                             2003       2004       2005      2006       2007
                           --------  --------  --------  --------  --------
Master Fixed Income Fund    $  --    $  --      $  --      $  --    $208,911
Short-Term Government Fund   46,629   257,536    444,657    3,860     --

REPURCHASE AGREEMENTS -- The collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Company ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a fund may be delayed or limited.

UAM FUNDS                                                         ANALYTIC FUNDS



--------------------------------------------------------------------------------
DIVIDENDS -- Dividends from net investment income for the Defensive Equity and Enhanced Equity Funds are declared quarterly, if available. Dividends from net investment income for the Master Fixed Income Fund and the Short-Term Government Fund are declared daily and paid monthly. Distributions of net realized capital gains, for all funds, are generally made to shareholders annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods. Acquisition discounts and premiums are accreted and amortized to maturity using a method which approximates the effective interest method.

DERIVATIVE FINANCIAL INSTRUMENTS -- Each fund may utilize various call option, put option and financial futures strategies in pursuit of its objective. These techniques will be used to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the fund to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock and bond markets, and not for speculation. The portfolios will only write covered call and cash secured put options on common stock or stock indices.

WRITTEN OPTION ACCOUNTING PRINCIPLES -- When a covered put or call option is written in a fund, an amount equal to the premium received by the fund is included in the fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When a fund writes a covered put option, U.S. Treasury Securities equal in value to the exercise price are placed in an escrow account to collateralize the outstanding put option. When a put option expires, or if the fund enters into a closing purchase transaction, the fund will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the fund uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

OTHER -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.



(3) INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds and Analytic Investors, Inc. (the Adviser) are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.45% of the average net assets of the Master Fixed Income Fund; and 0.30% of the average net assets of the Short-Term GovernmentFund.

Prior to April 5, 1999, the Funds were party to an Investment Advisory Agreement with Pilgrim Baxter and Associates, Ltd. (PBA). PBA was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.45% of the average net assets of the Master Fixed Income Fund and 0.30% of the average net assets of the Short-Term Government Fund.

Analytic Investors, Inc. served as the sub-adviser to the Enhanced Equity, Defensive Equity, Master Fixed Income and Short-Term Government Funds. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Funds, Analytic Investors, Inc. received from the amounts received by the Adviser, a sub-advisory fee with respect to the average daily net assets of each fund at annual rates of 0.40%, 0.40%, 0.25% and 0.10%, respectively.

Effective April 6, 1999 the Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic fund as follows:
0.99% of the Defensive Equity and the Enhanced Equity Funds; 0.80% of the Master Fixed Income Fund; and 0.60% of the Short-Term Government Fund. The fee waiver/expense reimbursement arrangement for each fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser.

UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides the Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to receive a two part fee, which is calculated daily and paid monthly, at an annual rate of 0.06% of the average daily net assets of the Defensive Equity Fund and 0.04% of the average daily net assets of the Enhanced Equity, Master Fixed Income and Short-Term Government Funds, plus $14,500 per each of the Funds.

Prior to April 5, 1999, PBHG Fund Services provided the Funds with administrative services. For these administrative services, PBHG Fund Services received a fee, which was calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Funds. For its services, PBHG Fund Services received $40,441 for the period January 1, 1999 through April 5, 1999.

UAM FUNDS                                                         ANALYTIC FUNDS



--------------------------------------------------------------------------------
SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Corporation, is the owner of all beneficial interest in SEI Investments Mutual Fund Services (the "Sub-Administrator").The Sub-Administrator assists the Administrator in providing administrative services to the Funds.

UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, distributes the shares of the Funds. The Distributor does not receive any fee or other compensation with respect to the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agent agreement with the Administrator. UAM Fund Services, Inc. provides shareholder support and other shareholder account-related services with assistance from UAM Shareholder Service Center, Inc., an affiliate of UAM. First Union National Bank serves as the custodian for the Funds.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor receive no compensation from the Fund for their services.

Shareholder Meetings

A special meeting of shareholders of PBHG Advisor Funds, Inc. was held on April 5, 1999 to vote on the following matters:

1.) To approve a new investment advisory agreement between each of the Analytic
    Defensive Equity Fund, the Analytic Enhanced Equity Fund, the Analytic Master Fixed Income Fund and the Analytic Short-Term Government Fund and Analytic Investors, Inc. The following were the results of the vote.

             ----------------  -------------- ----------------  ----------------
            Defensive Equity     Enhanced        Master Fixed      Short-Term
                  Fund          Equity Fund      Income Fund    Government Fund
              Shares Voted:     Shares Voted:    Shares Voted:    Shares Voted:
             ----------------  -------------- ----------------  ----------------
   For         2,399,453         1,602,427         361,993         390,536
   Against        46,394             6,860              --           2,631
   Abstain        55,771             9,751           1,093             519
             ----------------  -------------- ----------------  ----------------
   Total       2,501,618         1,619,038         363,086         393,686


  2.) To elect John T. Bennett, Jr., Phillip D. English, William A. Humenuk,
      Norton H. Reamer, Peter M. Whitman, Jr., Nancy J. Dunn and James P. Pappas to the Board of Directors of the Company. The following were the results of the vote.

             ----------------  -------------- ----------------  ----------------
             Defensive Equity     Enhanced     Master Fixed      Short-Term
                   Fund          Equity Fund    Income Fund    Government Fund
              Shares Voted:     Shares Voted:  Shares Voted:    Shares Voted:
             ----------------  -------------- ----------------  ----------------
   For          2,437,110        1,607,320         357,859         388,425
   Withheld        64,510           11,720           5,227           5,262
             ----------------  -------------- ----------------  ----------------
   Total        2,501,620        1,619,040         363,086         393,687

UAM FUNDS                                                         ANALYTIC FUNDS



--------------------------------------------------------------------------------
3.) To ratify or reject the selection by the Board of Directors of
    PricewaterhouseCoopers LLP as independent public accountants to the company for the fiscal year ending December 31, 1999. The following were the results of the vote.

             ----------------  -------------- ----------------  ---------------
             Defensive Equity     Enhanced     Master Fixed      Short-Term
                  Fund           Equity Fund    Income Fund    Government Fund
              Shares Voted:     Shares Voted:  Shares Voted:    Shares Voted:
             ----------------  -------------- --------------  ---------------
   For           2,444,696      1,590,735         359,138         391,056
   Against          18,335         17,371           3,442              --
   Abstain          38,587         10,933             506           2,631
               -----------      ---------      ----------       ---------
   Total         2,501,618      1,619,039         363,086         393,687





(4) INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the funds for the year ended June 30, 1999 were as follows:

                                   Purchases           Sales
                                --------------     --------------
Defensive Equity Fund            $94,111,547        $96,016,425
Enhanced Equity Fund              61,494,041         53,610,799
Master Fixed Income Fund           1,160,548            353,899
Short-Term Government Fund         1,750,750          2,249,781


The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for Federal income tax purposes at June 30, 1999 are as follows:

                                                                     Total Cost
                                                          Net     of Securities
                                                     Unrealized     for Federal
                       Unrealized    Unrealized     Appreciation/   Income Tax
                      Appreciation  Depreciation   (Depreciation)    Purposes
                       ----------   -------------  --------------   -----------
Defensive Equity Fund   $8,155,234  $(1,644,862)    $6,510,372     $60,102,414
Enhanced Equity Fund     5,076,036     (904,129)     4,171,907      45,087,414
Master Fixed
   Income Fund              29,433     (207,917)     (178,484)       5,868,979
Short-Term
   Government Fund           2,405      (42,614)      (40,209)       4,666,068

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
(5) Written Option Contracts

The Funds trade written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Transactions in option contracts written in the Defensive Equity Fund were as follows:

                                                   Number of
                                                   Contracts         Premiums
                                                 -------------     -------------
Outstanding at December 31, 1998                          405      $   769,509
Options written                                         2,145        3,324,126
Options terminated in closing purchase transactions    (1,150)      (2,090,713)
Options expired                                        (1,125)      (1,395,641)
                                                    ----------     -----------
Outstanding at June 30, 1999                              275      $   607,281
                                                    ==========     ===========

Transactions in option contracts written in the Master Fixed Income Fund were as follows:

                                                    Number of
                                                    Contracts        Premiums
                                                    ----------     ------------
Outstanding at December 31, 1998                          423      $    46,286
Options written                                         1,927          345,792
Options terminated in closing purchase transactions    (1,871)        (276,668)
Options expired                                          (393)         (67,265)
Options exercised                                         (16)          (2,977)
                                                    ----------     -----------
Outstanding at June 30, 1999                               70      $    45,168
                                                    ==========     ===========

UAM FUNDS                                                   ANALYTIC FUNDS
(UNAUDITED)

--------------------------------------------------------------------------
(6) FUTURES CONTRACTS

Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a fund is required to make a deposit of a portion of the initial margin with its custodian in a segregated account. In addition, the fund will deposit securities with the broker for the remainder of the margin requirement. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed When the contract is closed, a fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

The following Funds had futures contracts open as of June 30, 1998.

                        Number
Contract                  of         Trade     Settlement            Unrealized
Description            Contracts     Price        Month             Gain/(Loss)
------------           ---------   ----------  ------------        ------------
DEFENSIVE EQUITY FUND
S&P 500                   10       $1,344.01   September 1999        $ 94,225
                                                                     ========

ENHANCED EQUITY FUND
S&P 500                   13       $1,341.50   September 1999        $130,650
                                                                     ========

MASTER FIXED
   INCOME FUND
U.S. Long Bond             5         $116.07   September 1999         $  (831)
U.S. 10 Year Note        (19)         110.71   September 1999          (9,096)
U.S. 5 Year Note          26          108.43   September 1999          14,771
U.S. 2 Year Note         (16)         103.82   September 1999          (4,910)
                                                                      -------
                                                                      $   (66)
                                                                      =======

SHORT-TERM
   GOVERNMENT FUND
U.S. Long Bond             2         $116.07   September 199          $  (333)
U.S. 10 Year Note         (7)         110.71   September 1999          (3,351)
U.S. 5 Year Note           9          108.43   September 1999           5,113
U.S. 2 Year Note          (6)         103.82   September 1999          (1,841)

Australian Dollar         (4)          64.82   September 1999          (7,200)
Canadian Dollar            3           67.73   September 1999           1,740
Deutsche Mark             (1)          53.32   September 1999             178
                                                                       ------
                                                                      $(5,694)
                                                                      =======

                                                           NOTES


--------------------------------------------------------------------------

                                                           NOTES


--------------------------------------------------------------------------

                                                           NOTES


--------------------------------------------------------------------------

UAM FUNDS                                                   ANALYTIC FUNDS

--------------------------------------------------------------------------
OFFICERS AND DIRECTORS

Norton H. Reamer                               William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Michael E. DeFao
Director                                       Secretary

Nancy J. Dunn                                  Gary L. French
Director                                       Treasurer

Philip D. English                              Robert R. Flaherty
Director                                       Assistant Treasurer

William A. Humenuk                             Robert J. Dellacroce
Director                                       Assistant Treasurer

James P. Pappas
Director

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------


UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

INVESTMENT ADVISER
Analytic Investors, Inc.
700 South Flower Street
Suite 2400
Los Angeles, CA 90017

DISTRIBUTOR                        This report has been prepared for
UAM Fund Distributors, Inc.        shareholders and may be distributed
211 Congress Street                to others only if preceded or
Boston, MA 02110                   accompanied by a current prospectus.